Trade receivables	12 Months Ended
Dec. 31, 2022
Trade receivables
Trade receivables

10    Trade receivables

The balance of this account comprises the following amounts:

a.Composition

	December 31, 2022	December 31, 2021
Trade receivables	711,439	505,190
Related Parties (Note 21)	7,177	46,824
( - ) Impairment losses on trade receivables	(69,481)	(46,500)
	649,135	505,514

b.Maturities of trade receivables

	December 31, 2022	December 31, 2021
Not yet due	563,005	417,233
Past due
Up to 30 days	19,435	9,657
From 31 to 60 days	22,637	10,331
From 61 to 90 days	12,193	7,366
From 91 to 180 days	42,169	21,154
From 181 to 360 days	31,357	23,852
Over 360 days	20,643	15,597
Total past due	148,434	87,957
Related parties (note 21)	7,177	46,824
Impairment losses on trade receivables	(69,481)	(46,500)
	649,135	505,514

The gross carrying amount of trade receivables is written off when the Company has no reasonable expectations of recovering the financial asset in its entirety or a portion thereof. Collection efforts continue to be made, even for the receivables that have been written off, and amounts recoverable are recognized directly in Consolidated Statement of Profit or Loss and Other Comprehensive Income upon collection.

c.Impairment losses on trade receivables

The Company measures impairment losses on trade receivables at an amount equal to lifetime expected credit losses (“ECL”) estimated using a monthly provision matrix. This matrix is prepared by analyzing the receivables established each month (in the 12-month period) and the related composition per default range and by calculating the recovery performance. In this methodology, for each default range an estimated loss likelihood percentage is established, which considers current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The Company also recognizes impairment losses on trade receivables at 100% for customers that filed for judicial recovery or bankruptcy, based on historical experience, which indicates that these receivables are generally not recoverable.

The credit risk and expected credit losses associated with amounts due from related parties is not significant.

The following table details the risk profile of trade receivables based on the Company’s provision matrix as of December 31, 2022 and as of December 31, 2021.

d.  Expected credit losses aging

		December 31, 2022		December 31, 2021
	Expected credit loss rate (%)	Lifetime ECL (R$)	Expected credit loss rate (%)	Lifetime ECL (R$)
Not yet due	1.52%	8,970	0.30%	1,263
Past due
Up to 30 days	9.53%	2,072	12.67%	1,219
From 31 to 60 days	14.09%	2,728	17.01%	1,769
From 61 to 90 days	19.87%	2,335	23.75%	1,764
From 91 to 180 days	29.66%	10,096	35.71%	7,608
From 181 to 360 days	48.35%	12,465	72.90%	17,399
Over 360 days	76.40%	15,434	99.23%	15,478
Total past due		54,100		46,500
Customers in judicial recovery (i)	100%	15,381	100%	-
(-) Impairment losses on trade receivables		69,481		46,500

(i)	On December 31, 2022 the Company’s Management recorded R$15 million in provision for expected credit loss relating to the entirely of Vasta’s receivable for products in inventory of a large retail company in judicial recovery. The Company did not identify customers in judicial recovery as of December 31, 2021.

The following table shows the changes in impairment losses on trade receivables for the years ended December 31, 2022, 2021 and 2020:

e.  Changes on provision

	December 31, 2022	December 31, 2021	December 31, 2020
Opening balance	46,500	32,055	22,524
Additions	45,904	39,326	29,870
Reversals	(288)	(2,854)	(4,855)
Write offs (i)	(22,635)	(22,027)	(15,484)
Closing balance	69,481	46,500	32,055

(i)	The Company assessed its customers credit lines, on a regular basis. Due to historical losses and lack of prospects of credit recovery alongside these customers, the Company recognized R$ 22,635 as write-off as of December 31, 2022 (R$ 22,027 as of December 31, 2021).